Mortgage Loans - Maturities of Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011	Aug. 01, 2011
Debt Instrument [Line Items]
Debt maturing in 2013	$ 898,573	[1],[2]
Debt maturing in 2014	600	[2]
Debt maturing in 2015	627	[2]
Debt maturing in 2016	500,481	[2],[3]
Debt maturing in 2017	550,000
Total, Long Term Debt	1,950,281		3,047,194
Variable Rate Debt
Debt Instrument [Line Items]
Total, Long Term Debt	398,031		33,574
Variable Rate Debt | Plaza Las Fuentes
Debt Instrument [Line Items]
Debt maturing in 2013	573	[2],[4],[5]
Debt maturing in 2014	600	[2],[4],[5]
Debt maturing in 2015	627	[2],[4],[5]
Debt maturing in 2016	31,231	[2],[4],[5]
Total, Long Term Debt	$ 33,031	[2],[4],[5]	$ 33,574	$ 33,800

[1]	On March 11, 2013, we entered into an agreement to sell US Bank Tower. The transaction is expected to close on or before June 28, 2013, subject to customary closing conditions. Provided the transaction closes as expected, the $260.0 million loan balance will be repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”
[2]	On May 13, 2013, we entered into an agreement to sell Plaza Las Fuentes, which was amended on May 28, 2013. The transaction is expected to close on or after June 28, 2013. The transaction is subject to approval by the City of Pasadena, in its capacity as air space lessor, as well as other customary closing conditions. Provided the transaction closes as expected, the $33.0 million mortgage loan balance (of which $573 is due during 2013, $600 is due during 2014, $627 is due during 2014, and $31,231 is due during 2016) will be repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”
[3]	As discussed above, on May 13, 2013, we entered into an agreement to sell Plaza Las Fuentes. Provided the transaction closes as expected, the $11.2 million mezzanine loan balance will be repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”
[4]	This loan bears interest at a rate of the greater of 4.50%, or LIBOR plus 3.50%. As required by the Plaza Las Fuentes mezzanine loan agreement, we have entered into an interest rate cap agreement that limits the LIBOR portion of the interest rate to 2.50%.
[5]	On May 13, 2013, we entered into an agreement to sell Plaza Las Fuentes, which was amended on May 28, 2013. The transaction is expected to close on or after June 28, 2013. The transaction is subject to approval by the City of Pasadena, in its capacity as air space lessor, as well as other customary closing conditions. Provided the transaction closes as expected, the $33.0 million mortgage loan balance will be repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”